RESTRICTED CASH	6 Months Ended
Jun. 30, 2026
RESTRICTED CASH
RESTRICTED CASH

12RESTRICTED CASH

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	—	7,001
Deposits for letter of guarantee	6,487	3,987
	6,487	10,988
Current
Deposits for renting office (Note (i))	6,488	—
Deposits for letter of guarantee and credit cards	6,422	10,420
	12,910	10,420

Note:

(i)	Deposits for renting office represent cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.